UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2001

If amended report check here: |X|                            Amendment Number: 3


This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Gagnon Securities LLC
Name of Institutional Investment Manager

1370 Ave. of the Americas, Suite 2002   New York             NY           10019
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Neil Gagnon                         Manager                     (212) 554-5000
Name                               (Title)                            (Phone)


                                                   /s/ Neil Gagnon
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY 07/31/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 -0-
                                          ------------

Form 13F Information Table Entry Total:             55
                                          ------------

Form 13F Information Table Value Total:   $    175,025
                                          ------------
                                           (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                    VALUE      SHARES/   SH    PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSUP      (x$1000)    PRN AMT   PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP LTD              COM           G9032C 10 9    5,773      251,895 SH           SOLE     N/A                    NONE
AT&T CORP                       COM           001957 10 9      323       14,678 SH           SOLE     N/A                    NONE
ELECSYS CORP                    COM           00949N 10 3    1,123      680,800 SH           SOLE     N/A                    NONE
AMERICAN HOME PRODS CIRO        COM           026609 10 7      240        4,000 SH           SOLE     N/A                    NONE
ARENA PHARMACEUTICALS INC       COM           040047 10 2    1,606       52,680 SH           SOLE     N/A                    NONE
ARROW INTL INC                  COM           042764 10 0    8,037      209,290 SH           SOLE     N/A                    NONE
AVID TECHNOLOGY INC             COM           05367P 10 0    4,777      311,945 SH           SOLE     N/A                    NONE
BANK OF AMERICA CORPORATION     COM           060505 10 4    1,031       17,169 SH           SOLE     N/A                    NONE
BANK OF NEW YORK INC            COM           064057 10 2    1,459       30,400 SH           SOLE     N/A                    NONE
BELLSOUTH CORP                  COM           079860 10 2      175        4,356 SH           SOLE     N/A                    NONE
BERKLEY W R CORP                COM           084423 10 0    7,630      184,220 SH           SOLE     N/A                    NONE
BRISTOL MYERS SQUIBB CO         COM           110122 10 8    2,759       52,752 SH           SOLE     N/A                    NONE
CNET NETWORKS INC               COM           12613R 10 4      150       11,540 SH           SOLE     N/A                    NONE
CARDIODYNAMICS INTL CORP        COM           141597 10 4    2,081      387,540 SH           SOLE     N/A                    NONE
CHUBB CORP                      COM           171232 10 1    1,765       22,800 SH           SOLE     N/A                    NONE
CITIGROUP INC                   COM           172967 10 1    1,453       27,500 SH           SOLE     N/A                    NONE
COCA COLA CO                    COM           191216 10 0      216        4,800 SH           SOLE     N/A                    NONE
CORRECTIONAL SVCS CORP          COM           219921 10 3      903      420,020 SH           SOLE     N/A                    NONE
CORRECTIONS CORP OF AMER        COM           22025Y 10 0    5,983      337,859 SH           SOLE     N/A                    NONE
DU PONT E I DE NEMOURS & CO     COM           263434 10 9      201        4,160 SH           SOLE     N/A                    NONE
ESPEED INC                      CL A          296643 10 9    4,874      221,555 SH           SOLE     N/A                    NONE
EXULT INC DEL                   COM           302284 10 4   11,022      646,476 SH           SOLE     N/A                    NONE
FEDERAL NATL MTG ASSN           COM           313586 10 9    8,106       95,200 SH           SOLE     N/A                    NONE
GENERAL ELEC CO                 COM           369604 10 3      761       15,600 SH           SOLE     N/A                    NONE
HOME DEPOT INC                  COM           437076 10 2   11,591      249,004 SH           SOLE     N/A                    NONE
IMPATH INC                      COM           45255G 10 1   13,141      296,628 SH           SOLE     N/A                    NONE
INTUITIVE SURGICAL INC          COM           46120E 10 7    6,732      498,285 SH           SOLE     N/A                    NONE
J P MORGAN CHASE & CO           COM           46625H 10 0      124        2,777 SH           SOLE     N/A                    NONE
JOHNSON & JOHNSON               COM           478160 10 4      400        8,000 SH           SOLE     N/A                    NONE
LOCKHEED MARTIN CORP            COM           539830 10 9      267        7,200 SH           SOLE     N/A                    NONE
LUCENT TECHNOLOGIES INC         COM           549463 10 7       70       11,292 SH           SOLE     N/A                    NONE
MCDONALDS CORP                  COM           580135 10 1      346       12,800 SH           SOLE     N/A                    NONE
MOLEX INC                       COM           608554 10 1      332        9,096 SH           SOLE     N/A                    NONE
MOLEX INC                       CL A          608554 20 0      250        8,384 SH           SOLE     N/A                    NONE
PLX TECHNOLOGY INC              COM           693417 10 7    5,365      631,948 SH           SOLE     N/A                    NONE
PALL CORP                       COM           696429 30 7      791       33,600 SH           SOLE     N/A                    NONE
PEPSICO INC                     COM           713448 10 8      398        9,000 SH           SOLE     N/A                    NONE
PER SE TECHNOLOGIES INC         COM NEW       713569 30 9      750       91,975 SH           SOLE     N/A                    NONE
PETROLEUM GEO-SVCS A/S          SPONSORED ADR 716597 10 9      184       18,200 SH           SOLE     N/A                    NONE
PETROQUEST ENERGY INC           COM           716748 10 8    7,549    1,078,423 SH           SOLE     N/A                    NONE
PROCTOR & GAMBLE CO             COM           742718 10 9    2,590       40,600 SH           SOLE     N/A                    NONE
QWEST COMMUNICATINS INTL INC    COM           749121 10 9      129        4,042 SH           SOLE     N/A                    NONE
RENTRAK CORP                    COM           760174 10 2    2,168      602,227 SH           SOLE     N/A                    NONE
SBC COMMUNICATIONS INC          COM           78387G 10 3      247        6,163 SH           SOLE     N/A                    NONE
SERENA SOFTWARE INC             COM           817492 10 1   10,779      296,617 SH           SOLE     N/A                    NONE
STERICYCLE INC                  COM           858912 10 8    7,419      152,280 SH           SOLE     N/A                    NONE
SYMYX TECHNOLOGIES              COM           87155S 10 8    8,690      330,538 SH           SOLE     N/A                    NONE
USX MARATHON GROUP              COM           902905 82 7      148        5,000 SH           SOLE     N/A                    NONE
UROLOGIX INC                    COM           917273 10 4    6,029      329,252 SH           SOLE     N/A                    NONE
VERIZON COMMUNICATIONS          COM           92343V 10 4      312        5,834 SH           SOLE     N/A                    NONE
VERMONT TEDDY BEAR INC          COM           92427X 10 9    1,036      283,727 SH           SOLE     N/A                    NONE
VIACOM INC                      CL B          925524 30 8      425        8,204 SH           SOLE     N/A                    NONE
WEBSENSE INC                    COM           947684 10 6    9,586      479,314 SH           SOLE     N/A                    NONE
WELLS FARGO & CO NEW            COM           949746 10 1    4,608       99,250 SH           SOLE     N/A                    NONE
XTO ENERGY INC                  COM           98385X 10 6      121        8,400 SH           SOLE     N/A                    NONE